CURRENT AND DEFERRED TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Tax losses	$ 137,761	$ 81,155
Total Deferred tax assets not recognized	$ 137,761	$ 81,155